Non-cash share-based compensation - Detailed Disclosure Detail Of Stock Unit Activity Performance Stock (Detail) - Performance Stock Unit [Member] - Calyxt [Member]	6 Months Ended
Jun. 30, 2020 USD ($) shares
Disclosure Detail Of Stock Unit Activity Performance Stock [Line Items]
Number of free shares outstanding, beginning balance | shares	311,667
Number of performance stock units outstanding, Granted | shares	0
Number of performance stock units outstanding, Vested | shares	0
Number of performance stock units outstanding, Cancelled | shares	0
Number of free shares outstanding, ending balance | shares	311,667
Weighted average grant date fair value, beginning balance | $	$ 7.06
Weighted average grant date fair Value, granted | $	0
Weighted average grant date fair value, vested | $	0
Weighted average grant date fair Value, cancelled | $	0
Weighted average grant date fair value, ending balance | $	$ 7.06